Leases - The Company as Lessee (Tables)	12 Months Ended
Dec. 31, 2020
Time charterin contracts [Abstract]
Schedule of operating leases
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2019 and 2020 as follows:

Description	Location in balance sheet	December 31, 2019	December 31, 2020
Non current assets:
Chartered-in contract greater than 12 months	Operating lease right-of-use assets	$386,388	$—
Office leases	Operating lease right-of-use assets	86,744	—

		$473,132	$—

Liabilities:
Chartered-in contract greater than 12 months	Current portion of operating lease liabilities	$386,388	$—
Office leases	Current portion of operating lease liabilities	86,744	—

Lease liabilities - current portion		$473,132	$—

Schedule of company's lease expenses and sub-lease income
The table below presents the components of the Company’s lease expenses and sub-lease
income on a gross basis earned from
chartered-in
contracts greater than 12 months:

Description	Location in statement of operations	2019	2020
Lease expense for chartered-in contracts 12 months or less	Charter hire expenses	$4,708,988	—
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	1,560,000	318,606

	Total charter hire expenses	6,268,988	318,606

Lease expense for office leases	General and administrative expenses	87,192	90,121
Sub lease income from chartered-in contracts greater than 12 months *	Revenues	3,091,390	860,227

Schedule of total amount of lease payments on an undiscounted basis
The table below provides the total amount of lease payments on an undiscounted basis on our time chartered-in
contracts and office leases greater than 12 months as of December 31, 2019:

Year	Chartered-in contracts greater than 12 months	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%	5.6%
2020 (undiscounted lease payments)	$390,000	$88,140	$478,140

	390,000	88,140	478,140

Present value of lease liability	386,388	86,744	473,132
Lease liabilities - short term	386,388	86,744	473,132

Total lease liabilities	386,388	86,744	473,132

Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,612	$1,396	$5,008